Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	RBB Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001618627
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2024
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
Evermore Global Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The RBB Fund Trust

Evermore Global Value Fund (the “Fund”)

Supplement dated March 15, 2024

to the Prospectus dated December 31, 2023

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting of the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) held on March 15, 2024, the Board approved certain changes relating to the Fund, as described below:

1.	Change in Investment Adviser

MFP Investors LLC (“MFP”), the current investment sub-adviser to the Fund, determined to no longer manage external capital and notified F/m Investments, LLC, d/b/a North Slope Capital, LLC (”F/m” or “Adviser”), of its intent to terminate the investment sub-advisory agreement, dated as of February 17, 2023, by and between the Adviser and MFP (the “Sub-Advisory Agreement”). MFP, the Adviser and the Board agreed that effective as of the close of business on March 29, 2024, the Sub-Advisory Agreement shall terminate and MFP shall cease to serve as a sub-adviser to the Fund. Accordingly, effective March 30, 2024, all references to MFP and the Sub-Advisory Agreement are deleted from the Prospectus and any reference to the “Sub-Adviser” should be replaced by the appropriate reference to the “Adviser.” F/m, the current investment adviser to the Fund, has notified the Board that, concurrent with the termination of the Sub-Advisory Agreement, it wishes to resign as the investment adviser to the Fund. In order to ensure the continued management of the Fund’s assets following the resignation by F/m, the Board unanimously voted to approve an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust and Summit Global Investments, LLC (“Summit” or “Interim Adviser”), which is effective March 30, 2024. The Interim Advisory Agreement will remain effective for up to 150 days from its effective date.

Accordingly, effective March 30, 2024, the following tables and the related footnotes replace those in the Prospectus section entitled “Fees and Expenses of the Fund”:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Additionally, effective March 30, 2024, the Adviser was appointed to replace the Fund’s former investment adviser as the Fund’s investment adviser. Accordingly, the performance information shown below represents the performance of the Fund under the management of a different investment adviser.

Evermore Global Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Evermore Global Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%

[1]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[2]	Summit Global Investments, LLC (“Summit” or the “Adviser”) has contractually agreed to limit the amount of the Fund’s total annual operating expenses (excluding taxes, interest on borrowings, AFFE, dividends on securities sold short, brokerage commissions, and other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) to 1.60% and 1.35% of the Fund’s average daily net assets attributable to the Fund’s Investor Class shares and Institutional Class shares, respectively. This contractual limitation is in effect until December 31, 2025 for Investor Class shares and Institutional Class shares and may not be terminated without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). The Adviser is permitted to recoup, on a class by class basis, any fees it has waived or deferred or expenses it has borne pursuant to an expense limitation agreement to the extent that the Fund’s expenses (after any repayment is taken into account) do not exceed both of (i) the expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were waived or deferred. The Board must approve any recoupment payment made to the Adviser.